Operating Leases (Tables)	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
Schedule of Disclosure of Components of Operating Lease Income
The components of operating lease income are as follows:

(in $ millions)	Three months ended June 30, 2025	Three months ended June 30, 2024	Six months ended June 30, 2025	Six months ended June 30, 2024

Time charter revenues	29.9	31.2	51.9	54.8